Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 9,022,000	$ 2,449,000
Prepaid expenses and other current assets	412,000	283,000
Income tax receivable	323,000	361,000
Total current assets	9,757,000	3,093,000
Other noncurrent assets	56,000	51,000
Total assets	9,813,000	3,144,000
Current liabilities:
Accounts payable	554,000	597,000
Accrued expenses	811,000	304,000
Term debt, current portion		116,000
Unsecured promissory note payable		742,000
Total current liabilities	1,365,000	1,759,000
Total liabilities	1,365,000	1,759,000
Stockholders' equity:
Preferred stock, $0.001 par value; 10,000,000 authorized; no shares issued or outstanding as of December 31, 2020 and December 31, 2019	0	0
Common stock, $0.001 par value; 100,000,000 authorized; 9,664,427 and 6,631,308 shares issued and outstanding, as of December 31, 2020 and December 31, 2019, respectively	10,000	7,000
Additional paid-in capital	54,848,000	42,331,000
Accumulated deficit	(46,026,000)	(41,258,000)
Accumulated comprehensive (loss) income	(384,000)	305,000
Total stockholders' equity	8,448,000	1,385,000
Total liabilities and stockholders' equity	$ 9,813,000	$ 3,144,000